Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Identifiable and Long-Lived Assets by Product Grouping and Countries

Long-lived assets consist of property and equipment, net, and are shown below.

	December 31,
	2016	2015
	(In thousands)
Property and equipment, net:
United States	$197,077	$214,580
United Kingdom	25,321	28,851
Other countries	39,556	38,671

Total property and equipment, net	$261,954	$282,102

Revenues by Product Grouping

The following table presents revenues by segment and geographic location, for the years ended:

	December 31,
	2016	2015	2014
	(In thousands)
Net revenues:
Americas	$1,598,896	$1,487,364	$1,394,112
EMEA	863,517	873,620	863,179
Asia-Pacific	273,667	285,170	305,773

Total net revenues	$2,736,080	$2,646,154	$2,563,064

Revenues by Geographic Location

The following table presents revenues by segment and geographic location, for the years ended:

	December 31,
	2016	2015	2014
	(In thousands)
Net revenues:
Americas	$1,598,896	$1,487,364	$1,394,112
EMEA	863,517	873,620	863,179
Asia-Pacific	273,667	285,170	305,773

Total net revenues	$2,736,080	$2,646,154	$2,563,064